Property and equipment	6 Months Ended	12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017
Property, Plant and Equipment [Abstract]
Property and equipment

Property and equipment, recorded at cost, consisted of the following as of September 30, 2017 and March 31, 2017:

	September 30, 2017	March 31, 2017
Computer equipment & furniture	$5,160	$5,160
Less: accumulated depreciation	(3,622)	(3,035)
Property and equipment, net	$1,538	$2,125

The useful life of the computer equipment and furniture is 3 years.

Depreciation expense was $586 and $1,606 for the periods ended September 30, 2017 and March 31, 2017, respectively.

Property and equipment, recorded at cost, consisted of the following as of March 31, 2017 and 2016:

	March 31, 2017	March 31, 2016
Computer equipment & furniture	$5,160	$5,160
Less: accumulated depreciation	(3,035)	(1,429)
Property and equipment, net	$2,125	$3,731

The useful life of the computer equipment and furniture is 3 years.

Depreciation expense was $1,606 and $799 for the periods ended March 31, 2017 and 2016, respectively.